Leases - Schedule of Lease Expenses (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Lease Expenses [Abstract]
Operating lease expenses			¥ 126,000
Short-term rental expenses	¥ 22,728	¥ 28,286	¥ 11,314